Multimanager Mid Cap Growth Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Mid Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.24%	0.24%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.31%	1.31%

Expense Example - Multimanager Mid Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	133	415	718	1,579
Class B Shares	133	415	718	1,579